FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Balance at January 1, 2017	$ (487)
Adjustment due to change in the forecast of earn-out consideration	118
Adjustment due to time change value	(9)
Balance at December 31, 2017	$ (378)